Description of Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 27, 2014	Apr. 30, 2013	Jun. 30, 2014 Tanker	Jun. 27, 2014	Apr. 30, 2013 IPO Administration Cost [Member]	Jun. 30, 2014 IPO Administration Cost [Member]	Jul. 24, 2014 Subsequent Event [Member]	Jul. 17, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subordinated Units [Member] IPO Administration Cost [Member]	Apr. 30, 2013 General Partner Unit [Member]	Jun. 30, 2014 General Partner Unit [Member]	Jun. 30, 2014 General Partner Unit [Member] IPO Administration Cost [Member]	Jun. 30, 2013 Common Units [Member]	Jun. 30, 2014 Common Units [Member] IPO Administration Cost [Member]	Jun. 27, 2014 Partnership Units [Member]	Jun. 30, 2014 KNOT Offshore Partners UK LLC [Member]	Jun. 30, 2014 Hilda Knutsen And Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest owned				40.00%
Number of shuttle tankers to be acquired				4
Initial public offering completion date	Apr. 15, 2013			Apr. 15, 2013
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers				100.00%
Ownership percentage of limited liability company			49.00%														100.00%
Ownership description				the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27,2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS,the owner of the Recife Knutsen and the Fortaleza Knutsen , (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen , respectively.
Common units issued to public						8,567,500				8,567,500					8,567,500	4,600,000
Percentage of limited liability company										49.00%					49.00%
Percentage of incentive distribution rights							100.00%
Percentage of interest held by general partner		2.00%		2.00%							2.00%	2.00%	2.00%
Common units sold pursuant to the full exercise of underwriters' options						1,117,500	1,117,500							1,117,500
Gross proceeds from IPO						$ 179.9	$ 179.9
Issuance of adiitional partnership common units					690,000
Option to purchase additional common units								490,000	150,000
Percentage of general partner interest																2.00%
Net proceeds from offering and option exercises																		143.7
Capital contributions by general partner				$ 0.4	$ 2.7													$ 3.0